SUPPLEMENT TO THE PROSPECTUS

United International Growth Fund, Inc. Class A Shares

The following information replaces the second paragraph of the disclosure in the section entitled "WRIMCO and Its Affiliates":

Henry J. Herrmann is responsible for the day-to-day management of the Fund. Mr. Herrmann has held his Fund responsibilities since January 2, 1996, and previously for the period from August 25, 1980 to April 1, 1985. He is Vice President of the Fund; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO and Waddell & Reed Asset Management Company; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; Senior Vice President and Chief Investment Officer of United Investors Management Company, and Vice President of each of the other investment companies for which WRIMCO serves as investment manager. Mr. Herrmann has been an employee of Waddell & Reed, Inc. and its successor, WRIMCO, since March 15, 1971. Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Fund's investments.

To be attached to the cover page of the Prospectus of United International Growth Fund, Inc. Class A shares dated September 30, 1995.

This Supplement is dated January 5, 1996.

NUS1002A0

SUPPLEMENT TO THE PROSPECTUS

United International Growth Fund, Inc. Class Y Shares

The following information replaces the second paragraph of the disclosure in the section entitled "WRIMCO and Its Affiliates":

Henry J. Herrmann is responsible for the day-to-day management of the Fund. Mr. Herrmann has held his Fund responsibilities since January 2, 1996, and previously for the period from August 25, 1980 to April 1, 1985. He is Vice President of the Fund; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO and Waddell & Reed Asset Management Company; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; Senior Vice President and Chief Investment Officer of United Investors Management Company, and Vice President of each of the other investment companies for which WRIMCO serves as investment manager. Mr. Herrmann has been an employee of Waddell & Reed, Inc. and its successor, WRIMCO, since March 15, 1971. Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Fund's investments.

To be attached to the cover page of the Prospectus of United International Growth Fund, Inc. Class Y shares dated September 30, 1995.

This Supplement is dated January 5, 1996.

NUS1002YA